[LETTERHEAD OF DECHERT]

December 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sound Shore Fund, Inc. (File Nos. 002-96141 and 811-04244)

Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

Dear Sir or Madam:

We are filing electronically on behalf of the Sound Shore Fund, Inc. (the “Fund”), a Maryland corporation, Post-Effective Amendment No. 43 (the “Amendment”) to the Fund’s registration statement on Form N-1A, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

The Amendment is being filed in order to include certain exhibits, respond to comments received from the Staff of the Securities and Exchange Commission, and to make such non-material changes as the Fund deems appropriate. As counsel to the Fund we represent that we are not aware of any disclosure in the Amendment that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Please do not hesitate to contact the undersigned at (212) 698-3590 if you have questions, or if you require anything further in connection with your review of the Amendment. It is proposed that the Amendment become effective immediately upon this filing.

Very truly yours,

/s/ Margaret Bancroft

Margaret Bancroft, Esq.

cc:	Lowell Haims, Secretary

Sound Shore Fund, Inc. December 6, 2013 Page 2

In rendering this opinion we have assumed, without independent verification, (i) the due authority of all individuals signing in representative capacities and the genuineness of signatures; (ii) the authenticity, completeness and continued effectiveness of all documents or copies furnished to us; (iii) that any resolutions provided to us have been duly adopted by the Fund’s Board of Directors; (iv) that the facts contained in the instruments and certificates or statements of public officials, officers and representatives of the Fund on which we have relied for the purposes of this opinion are true and correct; and (v) that no amendments, agreements, resolutions or actions have been approved, executed or adopted which would limit, supersede or modify the items described above. Where documents are referred to in resolutions approved by the Board of Directors, or in the Registration Statement, we have assumed such documents are the same as in the most recent form provided to us, whether as an exhibit to the Registration Statement or otherwise.

Based upon the foregoing, we are of the opinion that:

i.	The Fund has authority to issue 100,000,000 shares of the Institutional Class of its Common Stock, par value $0.001 per share (the “Shares of Institutional Class Common Stock”); and

ii.	Assuming that the Fund or its agent receives consideration for the Shares of Institutional Class Common Stock in accordance with the terms of the prospectus forming a part of the Fund’s Post-Effective Amendment No. [ ] to its registration statement, the Shares of Institutional Class Common Stock, when sold, will be legally issued, fully paid and non-assessable by the Fund.

In rendering the opinion above, insofar as it relates to the valid existence of the Fund, we have relied solely on the Certificate of Good Standing, and such opinion is limited accordingly and is rendered as of the date of such Certificate.

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement, to be filed with the Securities and Exchange Commission, and to the use of our name in the Registration Statement. In giving such consent, however, we do not admit that we are within the category of persons whose consent is required by Section 7 of the 1933 Act or the rules and regulations thereunder.

Very truly yours,